Balances and transactions with related parties: (Tables)	12 Months Ended
Dec. 31, 2023
Balances and transactions with related parties:
Schedule of balances receivable and payable

	December 31,
	2022		2023
Accounts payable and accumulated expenses (Note 9):(*)
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps.	169,696	Ps.	178,294
	Ps.	169,696	Ps.	178,294
(*)	These are accounts with terms of less than one year under similar market conditions.

Schedule of transactions with related parties

	December 31,
	2021		2022		2023
Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps.	11,800	Ps.	15,899	Ps.	20,162
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		6,468		7,616		8,306
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		162		189		202

Expenses:
Technical assistance (Note 14.4)	Ps.	(391,698)	Ps.	(643,891)	Ps.	(715,462)

Related parties:
Administrative services
Leasing	Ps.	(5,863)	Ps.	(4,610)	Ps.	(5,773)
Cleaning services		(12,307)		—		—

Schedule of compensation of key personnel

	December 31,
	2021		2022		2023
Short term salaries and other benefits paid to key personnel(*)	Ps.	122,271	Ps.	166,922	Ps.	171,595
Fees paid to the Board of Directors and Committees		8,144		8,671		10,261

(*) In fiscal years 2021, 2022 and 2023, includes costs of Ps.15,706, Ps.77,419 and Ps.70,026 and Ps.66,083, Ps.64,795 and Ps.16,871, respectively, for key personnel of directors of Aerostar and Airplan.